                               [BB&T FUNDS LOGO]

                          SUPPLEMENT DATED MAY 3, 2005
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS DATED FEBRUARY 1, 2005:

     Effective immediately, Buel "Steve" Sears will no longer serve as the portfolio manager of the Mid Cap Value Fund. Accordingly, the following replaces the description of the Portfolio Manager for the Mid Cap Value Fund on page 123 of the Prospectus.

     MID CAP VALUE FUND. Rick Jones, CFA, has been the portfolio manager of the Mid Cap Value Fund since April 2005. Mr. Jones is a Senior Vice President and Director of Value Equity Management for the Adviser. He has been with the Adviser and its predecessors since 1988.

              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

SP-RETAIL3 0505

                               [BB&T FUNDS LOGO]

                          SUPPLEMENT DATED MAY 3, 2005
                                     TO THE
                         ISTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2005:

     Effective immediately, Buel "Steve" Sears will no longer serve as the portfolio manager of the Mid Cap Value Fund. Accordingly, the following replaces the description of the Portfolio Manager for the Mid Cap Value Fund on page 96 of the Prospectus.

     MID CAP VALUE FUND. Rick Jones, CFA, has been the portfolio manager of the Mid Cap Value Fund since April 2005. Mr. Jones is a Senior Vice President and Director of Value Equity Management for the Adviser. He has been with the Adviser and its predecessors since 1988.

              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

SP-INST3 0505

                                   BB&T FUNDS

                          SUPPLEMENT DATED MAY 3, 2005
                                     TO THE

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED FEBRUARY 1, 2005



THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED FEBRUARY 1, 2005:

Effective immediately, Buel "Steve" Sears will no longer serve as the portfolio manager of the Mid Cap Value Fund. Accordingly, the following replaces the paragraph in the "Investment Adviser" section regarding portfolio managers on page 68 of the SAI.

The portfolio managers of each Fund are assisted in the management of their respective Funds by one of four portfolio management teams: Fixed Income, Value Equity, Growth Equity, and Balanced. The Fixed Income Team, consisting of Robert
F. Millikan, CFA, (Director), Carrie R. Breswitz, R. Ron Elmer, CFA, CPA, CFP, Brad D. Eppard, CFA, David T. Johnson, Kevin E. McNair, CFA, Michael D. Nichols, CFA, Justin B. Nicholson, and Dickinson B. Phillips, CFP, assists in the management of the Bond Funds and the Money Market Funds. The Value Equity Team, consisting of Rick B. Jones, CFA (Director), Eric L. Farls, CFA, Robert A. Gowen, John T. Kvantas, CFA, and Tom A. Lukic, CFA, assists in the management of the Large Company Value Fund, the Mid Cap Value Fund, and the Small Company Value Fund. The Growth Equity Team, consisting of Jeffery J. Schappe, CFA (Chief Investment Officer), Brandon W. Carl, David P. Nolan, and Michele H. Van Dyke, assists in the management of the Large Company Growth Fund, the Mid Cap Growth Fund, and the Small Company Growth Fund. The Balanced Team, consisting of Jeffrey J. Schappe, CFA, Rick B. Jones, CFA, and Robert F. Millikan, CFA, assists in the management of the Funds of Funds.


               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.



SP-SAI 0505